MERRILL LYNCH
ASSET INCOME
FUND, INC.




FUND LOGO




Quarterly Report

March 31, 1999


Investing in emerging market securities involves a number of risk factors and special considerations, including restrictions on foreign investments and on repatriation of capital invested in emerging markets, currency fluctuations, and potential price volatility and less liquidity of securities traded in emerging markets. In addition, there may be less publicly available information about the issuers of securities, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which US companies are subject. Therefore, the Fund is designed as a long-term investment for investors capable of assuming the risks of investing in emerging markets. The Fund should be considered as a vehicle for diversification and not as a complete investment program. Please refer to the prospectus for details.

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.



Merrill Lynch
Asset Income
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper




MERRILL LYNCH ASSET INCOME FUND, INC.


Worldwide
Investments as of
March 31, 1999

Breakdown of
Stocks & Fixed-Income                   Percent of
Securities by Country                   Net Assets++

United States*                             76.4%
Germany                                     9.0
Japan                                       3.8
United Kingdom                              3.6
New Zealand                                 2.4
France                                      0.7
Sweden                                      0.5
Spain                                       0.4
Finland                                     0.3
Netherlands                                 0.2
Ireland                                     0.2
Brazil                                      0.2
Italy                                       0.2
Canada                                      0.2
Switzerland                                 0.1
Austria                                     0.1
Norway                                      0.0++++
Singapore                                   0.0++++
Denmark                                     0.0++++
South Korea                                 0.0++++

[FN]
   *Includes investments in short-term securities.
  ++Percent of net assets may not total 100%.
++++Percent of net assets is less than 0.1%.



Ten Largest Industries                  Percent of
(Equity Investments)                    Net Assets

Banking                                     1.3%
Telecommunications                          1.2
Electronics                                 1.2
Computer Services & Software                1.1
Insurance                                   0.8
Pharmaceuticals                             0.7
Retail-Stores                               0.5
Computers                                   0.5
Automobiles                                 0.5
Financial Services                          0.4


                             Country
Ten Largest Holdings            of      Percent of
(Equity Investments)          Origin    Net Assets

Microsoft Corporation          US           0.5%
The Tokio Marine & Fire
  Insurance Co. Ltd.           Japan        0.3
The Bank of Tokyo-
  Mitsubishi, Ltd.             Japan        0.3
Matsushita Electric
  Industrial Company, Ltd.     Japan        0.3
Premier Parks Inc.             US           0.3
MCI WorldCom Inc.              US           0.3
Providian Financial
  Corporation                  US           0.2
Bristol-Myers Squibb
  Company                      US           0.2
Cisco Systems, Inc.            US           0.2
AT&T Corp.                     US           0.2



Merrill Lynch Asset Income Fund, Inc., March 31, 1999


DEAR SHAREHOLDER

There were some conflicting signals regarding the future direction of the US economy during the quarter ended March 31, 1999. However, on balance the economic outlook continued to be positive. The US economic expansion is ongoing, especially in the consumer sector. Economic growth is not occurring at inflationary rates, although the Organization for Petroleum Exporting Countries (OPEC) successfully engineered a near-term increase in the price of crude oil. Against this backdrop, the US Federal Reserve Board kept monetary policy on hold. Outside of the United States, signs of growth are less apparent in other major industrial economies, although the economic outlook is improving in Europe. Although the crisis in Yugoslavia has raised serious geopolitical concerns, it was not a significant factor in the economic or investment outlook. In Japan, there are not yet clear signs that Japan's economy is improving, and the emerging economies remain tentative.

In the US capital markets, long-term interest rates have risen somewhat thus far in 1999, but yield spreads between Treasury and corporate issues are tightening. However, the major news was the Dow Jones Industrial Average closing above the 10,000 level for the first time; shortly after the end of the March quarter, other stock market indexes reached record high levels. Nevertheless, the US stock market's rise was very narrow in scope, with relatively few large-capitalization issues accounting for the advance.

Portfolio Matters
As of March 31, 1999, the asset allocation of Merrill Lynch Asset
Income Fund, Inc. was: US bonds, 64% of net assets; foreign bonds, 15%; US stocks, 8%; foreign stocks, 7%; and cash reserves, 6%.

During the three months ended March 31, 1999, we shifted assets away from foreign bonds and US stocks in favor of US bonds. We decreased our allocation to US equities from 11% of net assets to 8% during the three months ended March 31, 1999. Technology remained the largest sector represented among US equities, reflecting the continued high degree of earnings visibility for the group. Our new commitment in this area was Lucent Technologies Inc. Other areas with significant representation included healthcare, with newly established positions in Pfizer Inc. and American Home Products Corporation; and consumer staples, which included a new commitment in Philip Morris Companies Inc.; and finance.

During the March quarter, foreign equity representation remained unchanged at 7% of net assets. The primary shift within this sector was the expansion of Japanese equity representation. We are increasingly optimistic over the upside potential in the Japanese stock market, given evidence of increasingly accommodative monetary policy, some progress toward dealing with the financial crisis, and evidence that a growing number of corporations are undertaking corporate restructuring. By adding to Japanese equities, we maintained a balance between export-oriented companies, as exemplified by NEC Corporation and Toyota Motor Corporation, and companies more dependent on the domestic economy, including commitments in banking. We also initiated a position in Brazilian equities, reflecting an improved post-devaluation environment. We also reestablished a small position in emerging Asian markets through the purchase of shares of Samsung Electronics Co., Ltd. European equities remain the Fund's largest regional commitment among the foreign equity holdings, with significant positions remaining in telecommunications, telecommunications equipment, food, healthcare and financials.

During the three months ended March 31, 1999, we reduced the Fund's foreign bond commitment slightly from 16% of net assets to 15%. Within the foreign bond commitment, we established positions in Japan and New Zealand. We took advantage of a rise in yields in Japanese bonds early in 1999 to initiate a commitment in these obligations. The increasingly accommodative monetary policy, which has led to a more positive stance toward Japanese equities, also improved the potential for a near-term decline in Japanese bond yields. At the same time, we believed that the shift in monetary policy was likely to lead to a weaker yen. Consequently, we reestablished the hedge of yen-denominated securities back to US dollars. The New Zealand bond commitment reflects the attractive yield of these obligations relative to US fixed-income securities. We also maintained positions in German and UK bonds. The hedge of UK stocks and bonds was eliminated as we believed that the pound would recover relative to the US dollar following several months of weakness.

During the three months ended March 31, 1999, we increased the Fund's US bond representation from 61% of net assets to 64%. We also extended the average duration of the US bond position from 5.5 years to 6.8 years during the quarter. The extension of duration followed a rise in US interest rates. In the months ahead, we expect US interest rates to fall back, reflecting evidence of some slowing in the pace of US economic activity.

In Conclusion
We thank you for your investment in Merrill Lynch Asset Income Fund, Inc., and we look forward to reviewing our outlook and strategy with you in our upcoming report to shareholders.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director



(Thomas R. Robinson)
Thomas R. Robinson
Senior Vice President and
Portfolio Manager



May 5, 1999



After more than 20 years of service, Arthur Zeikel recently retired as Chairman of Merrill Lynch Asset Management, L.P. (MLAM). Mr. Zeikel served as President of MLAM from 1977 to 1997 and as Chairman since December 1997. Mr. Zeikel is one of the country's most respected leaders in asset management and presided over the growth of Merrill Lynch's asset management business. During his tenure, client assets under management grew from $300 million to over $500 billion. Mr. Zeikel will remain on Merrill Lynch Asset Income Fund, Inc.'s Board of Directors. We are pleased to announce that Terry K. Glenn has been elected President and Director of the Fund. Mr. Glenn has held the position of Executive Vice President of MLAM since 1983.

Mr. Zeikel's colleagues at MLAM join the Fund's Board of Directors in wishing him well in his retirement from Merrill Lynch and are pleased that he will continue as a member of the Fund's Board of Directors.


Merrill Lynch Asset Income Fund, Inc., March 31, 1999


PERFORMANCE DATA


About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Average Annual
Total Return

                                    % Return Without  % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 3/31/99                         +4.58%         +0.40%
Inception (9/02/94)
through 3/31/99                            +9.30          +8.33

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


                                        % Return         % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 3/31/99                         +3.70%         -0.21%
Inception (9/02/94)
through 3/31/99                            +8.46          +8.46

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.



                                        % Return         % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 3/31/99                         +3.65%         +2.67%
Inception (10/21/94)
through 3/31/99                            +8.82          +8.82

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 3/31/99                         +4.12%         -0.04%
Inception (10/21/94)
through 3/31/99                            +9.40          +8.40

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


Recent
Performance
Results*
                                                                                                              Standardized
                                                        12 Month           3 Month       Since Inception      30-Day Yield
                                                      Total Return       Total Return      Total Return      As of 3/31/99
ML Asset Income Fund, Inc. Class A Shares                +4.58%            -1.40%            +50.21%              4.14%
ML Asset Income Fund, Inc. Class B Shares                +3.70             -1.67             +45.03               3.56
ML Asset Income Fund, Inc. Class C Shares                +3.65             -1.68             +45.57               3.51
ML Asset Income Fund, Inc. Class D Shares                +4.12             -1.55             +49.02               3.90

*Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's since inception periods are Class A & Class B Shares, from 9/02/94 to 3/31/99 and Class C & Class D Shares, from 10/21/94 to 3/31/99.


SCHEDULE OF INVESTMENTS                                                                                        (in US dollars)
                                    Shares                                                                          Percent of
COUNTRY       Industries             Held             Common Stocks                           Cost         Value    Net Assets
Austria       Paper Products          200    Mayr-Melnhof Karton AG                       $    10,113    $     8,860    0.1%

                                             Total Common Stocks in Austria                    10,113          8,860    0.1


Brazil        Forest Products         430    Aracruz Celulose SA (ADR)*                         6,011          6,235    0.1

              Mining                  400    Companhia Vale do Rio Doce SA 'A'
                                             (Preferred)                                        5,720          5,889    0.1

              Telecommunications      334    Embratel Participacoes SA (ADR)*                   5,522          5,574    0.0
                                       72    Telecomunicacoes Brasileiras SA-Telebras
                                             (Preferred Block) (ADR)*                           5,687          5,805    0.0
                                                                                          -----------    -----------  ------
                                                                                               11,209         11,379    0.0

                                             Total Common Stocks in Brazil                     22,940         23,503    0.2


Canada        Computer Graphics       300    ATI Technologies Inc.                              4,699          4,602    0.1

              Paper & Forest          300    Domatar, Inc.                                      2,251          2,162    0.0
              Products

              Telecommunications      515    Teleglobe Inc.                                    14,542         15,611    0.1

                                             Total Common Stocks in Canada                     21,492         22,375    0.2


Denmark       Commercial Services      50    ISS International Service System A/S 'B'           3,263          3,253    0.0

                                             Total Common Stocks in Denmark                     3,263          3,253    0.0


Finland       Communications           89    Nokia Oyj 'A'                                      8,704         14,332    0.1
              Equipment

              Insurance               249    Sampro Insurance Company PLC 'A'                  11,761          7,804    0.1

              Paper & Forest          200    UPM-Kymmene Oyj                                    4,465          5,534    0.0
              Products

              Real Estate           1,500    Sponda Oyj                                        10,774          8,187    0.1
              Investment Trusts
                                             Total Common Stocks in Finland                    35,704         35,857    0.3



Merrill Lynch Asset Income Fund, Inc., March 31, 1999



SCHEDULE OF INVESTMENTS (continued)                                                                            (in US dollars)
                                    Shares                                                                          Percent of
COUNTRY       Industries             Held             Common Stocks                           Cost         Value    Net Assets
France        Electronics             500    Thomson CSF                                  $    19,299    $    15,293    0.1%

              Foods                    43    Danone                                            11,620         10,833    0.1

              Information              15    Cap Gemini SA                                      2,288          2,514    0.0
              Processing

              Insurance                94    Axa                                               10,195         12,476    0.1

              Oil--Related             83    Elf Aquitaine SA                                  11,400         11,285    0.1

              Reinsurance             170    SCOR SA                                           10,744          8,562    0.0

              Semiconductor           113    STMicroelectronics NV (NY Registered Shares)       8,129         10,975    0.1
              Capital
              Equipment


              Telecommunications      118    France Telecom SA                                  8,272          9,552    0.1

              Utilities--Water         40    Vivendi                                            9,130          9,853    0.1

                                             Total Common Stocks in France                     91,077         91,343    0.7


Germany       Automobiles             160    DaimlerChrysler AG                                12,516         13,938    0.1

              Chemicals               130    Henkel KGaA (Preferred)                           11,987          9,554    0.1

                                             Total Common Stocks in Germany                    24,503         23,492    0.2


Ireland       Banking                 538    Bank of Ireland                                   11,526         11,184    0.1

              Pharmaceuticals         200    Elan Corporation PLC (ADR)*                       16,897         13,950    0.1

                                             Total Common Stocks in Ireland                    28,423         25,134    0.2


Italy         Publishing              688    Mondadori (Arnoldo) Editore SpA                    8,896         10,299    0.1

              Telecommunications    1,200    Telecom Italia SpA                                 9,101         12,762    0.1

                                             Total Common Stocks in Italy                      17,997         23,061    0.2


Japan         Automobiles             225    Honda Motor Co., Ltd. (ADR)*                      17,591         20,025    0.2
                                      285    Toyota Motor Corporation (ADR)*                   15,331         16,281    0.1
                                                                                          -----------    -----------  ------
                                                                                               32,922         36,306    0.3

              Banking               3,000    The Bank of Tokyo-Mitsubishi, Ltd.                38,122         41,400    0.3
                                    1,000    The Sanwa Bank, Ltd.                               9,695         10,866    0.1
                                    1,000    The Sumitomo Bank, Ltd.                           11,598         13,555    0.1
                                                                                          -----------    -----------  ------
                                                                                               59,415         65,821    0.5

              Computers             2,000    NEC Corporation                                   20,080         24,099    0.2
                                      139    TDK Corporation (ADR)*                            11,163         11,224    0.1
                                                                                          -----------    -----------  ------
                                                                                               31,243         35,323    0.3

              Electrical            1,000    Fujikura Ltd.                                      5,324          5,412    0.0
              Equipment

              Electronics           1,000    Fujitsu Limited                                   11,369         16,083    0.1
                                    2,000    Matsushita Electric Industrial
                                             Company, Ltd.                                     35,130         39,066    0.3
                                      300    Sony Corporation (ADR)*                           24,888         27,394    0.2
                                    4,000    Toshiba Corporation                               26,299         27,363    0.2
                                                                                          -----------    -----------  ------
                                                                                               97,686        109,906    0.8

              Glass                 3,000    Nippon Sheet Glass Company, Ltd.                   9,243         10,401    0.1

              Insurance             4,000    The Tokio Marine & Fire Insurance Co., Ltd.       43,014         45,696    0.3

              Machine Tools         1,000    Minebea Co., Ltd.                                 10,289         10,350    0.1
              & Machinery

              Photography             300    Fuji Photo Film (ADR)*                            11,553         11,212    0.1

              Retail                  156    Ito-Yokado Co., Ltd. (ADR)*                        9,048          9,994    0.1

              Retail--Stores        1,000    The Daimaru, Inc.                                  4,673          4,735    0.1

              Telecommunications        2    Nippon Telegraph & Telephone
                                             Corporation (NTT)                                 16,607         19,618    0.1

                                             Total Common Stocks in Japan                     331,017        364,774    2.8


Netherlands   Broadcasting &           64    Wolters Kluwer NV 'A'                              9,797         11,621    0.1
              Publishing

              Electronic               65    ASM Lithography Holding NV                         2,612          2,975    0.0
              Components

              Multi-Industry          165    Unilever NV 'A'                                   12,160         11,476    0.1

                                             Total Common Stocks in the Netherlands            24,569         26,072    0.2


Norway        Computer Software       800    Merkantildata ASA                                  6,117          7,203    0.0

                                             Total Common Stocks in Norway                      6,117          7,203    0.0


Singapore     Electronic              140    Flextronics International Ltd.                     4,895          7,157    0.0
              Components

                                             Total Common Stocks in Singapore                   4,895          7,157    0.0


South Korea   Electronics              30    Samsung Electronics Co., Ltd.                      2,172          2,325    0.0

                                             Total Common Stocks in South Korea                 2,172          2,325    0.0


Spain         Building Materials    1,300    Uralita, SA                                       17,880         11,592    0.1

              Real Estate             300    Metrovacesa, SA                                    9,351          7,020    0.1

              Telecommunications      204    Telefonica, SA                                     9,277          8,663    0.1

              Utilities--Electric     628    Endesa, SA                                        16,451         15,869    0.1

              Venture Capital         600    Dinamia Capital Privado-Sociedad de
                                             Capital Riesgo, SA                                10,671          6,939    0.0

                                             Total Common Stocks in Spain                      63,630         50,083    0.4


Sweden        Auto & Truck            221    Autoliv, Inc.                                      6,964          8,428    0.1

              Automobile Parts      1,000    Haldex AB                                         17,681         14,376    0.1

              Automobiles             200    Volvo AB 'B'                                       5,577          5,251    0.0

              Banking                 500    ForeningsSparbanken AB                             6,218         11,787    0.1
                                      300    Nordbanken Holding AB                              2,133          1,718    0.0
                                                                                          -----------    -----------  ------
                                                                                                8,351         13,505    0.1

              Communications          392    Telefonaktiebolaget LM Ericsson (ADR)*             9,647          9,335    0.1
              Equipment

              Diversified             235    Custos AB 'A'                                      6,409          4,567    0.0


Merrill Lynch Asset Income Fund, Inc., March 31, 1999



SCHEDULE OF INVESTMENTS (continued)                                                                            (in US dollars)
                                    Shares                                                                          Percent of
COUNTRY       Industries             Held             Common Stocks                           Cost         Value    Net Assets
Sweden        Investment              535    Bure Investment AB                           $     8,761    $     6,648    0.1%
(concluded)   Management

              Real Estate             700    Castellum AB                                       7,794          6,524    0.0
              Investment Trusts       324    Fastighets AB Tornet                               5,390          4,421    0.0
                                                                                          -----------    -----------  ------
                                                                                               13,184         10,945    0.0

                                             Total Common Stocks in Sweden                     76,574         73,055    0.5


Switzerland   Telecommunications       34    Swisscom AG (Registered Shares)                    9,693         13,311    0.1

                                             Total Common Stocks in Switzerland                 9,693         13,311    0.1


United        Banking                 762    Bank of Scotland                                   8,304         10,122    0.1
Kingdom                               346    HSBC Holdings PLC                                  9,228         11,158    0.1
                                    1,000    Lloyds TSB Group PLC                              12,426         15,123    0.1
                                      467    National Westminster Bank PLC                      8,388         10,763    0.1
                                                                                          -----------    -----------  ------
                                                                                               38,346         47,166    0.4

              Beverages             1,082    Diageo PLC                                        13,308         12,155    0.1

              Cable Television        700    TeleWest Communications PLC                        2,711          3,036    0.0
              Services

              Diversified           4,200    Billiton PLC                                      10,145         10,151    0.1

              Drugs                   275    Zeneca Group PLC                                  11,229         12,996    0.1

              Foods                 3,700    Devro PLC                                         29,536          8,540    0.1

              Metals & Mining         800    Rio Tinto PLC (Registered Shares)                  9,870         11,098    0.1

              Oil--Integrated         262    Shell Transport & Trading Company (ADR)*           9,424         10,644    0.1

              Oil--Related            700    BP Amoco PLC                                      10,787         11,931    0.1

              Pharmaceuticals         330    Glaxo Wellcome PLC                                10,650         11,041    0.1
                                      100    Pharmacia & Upjohn, Inc.                           6,320          6,238    0.0
                                                                                          -----------    -----------  ------
                                                                                               16,970         17,279    0.1

              Telecommunications      300    British Telecommunications PLC                     4,951          4,895    0.0
                                      300    Cable & Wireless PLC                               4,925          3,748    0.0
                                      200    Energis PLC                                        5,456          5,688    0.0
                                      600    Vodafone Group PLC                                10,880         11,146    0.1
                                                                                          -----------    -----------  ------
                                                                                               26,212         25,477    0.1

                                             Total Common Stocks in the
                                             United Kingdom                                   178,538        170,473    1.3


United        Aerospace & Defense     110    United Technologies Corporation                    8,622         14,898    0.1
States
              Automobile Rental       150    Avis Rent A Car, Inc.                              4,997          4,153    0.0
                                      190    The Hertz Corporation (Class A)                    7,600         10,165    0.1
                                                                                          -----------    -----------  ------
                                                                                               12,597         14,318    0.1

              Automobiles             300    Delphi Automotive Systems Corporation              5,100          5,325    0.0
                                      150    General Motors Corporation                        11,108         13,031    0.1
                                                                                          -----------    -----------  ------
                                                                                               16,208         18,356    0.1

              Banking                 262    The Bank of New York Company, Inc.                 7,088          9,416    0.1
                                      199    BankAmerica Corporation                           10,399         14,054    0.1
                                      150    Mellon Bank Corporation                            9,128         10,556    0.1
                                      150    Wells Fargo Company                                5,839          5,259    0.0
                                                                                          -----------    -----------  ------
                                                                                               32,454         39,285    0.3

              Beverages               375    PepsiCo, Inc.                                     11,283         14,695    0.1

              Broadcasting/Cable      487    AT&T Corp.-Liberty Media Group (Class A)          15,741         25,628    0.2

              Business Services       225    Oracle Corporation                                 8,674          5,934    0.0

              Capital Equipment       100    Eaton Corporation                                  6,737          7,150    0.1

              Chemicals               150    E.I. du Pont de Nemours and Company                9,880          8,709    0.1

              Computer Services/      150    America Online, Inc.                              13,024         21,900    0.2
              Software                262    Cisco Systems, Inc.                               15,617         28,705    0.2
                                      150    International Business Machines Corporation       17,873         26,588    0.2
                                      800    Microsoft Corporation                             58,527         71,650    0.5
                                                                                          -----------    -----------  ------
                                                                                              105,041        148,843    1.1

              Computers                75    EMC Corporation                                    5,053          9,581    0.1
                                      262    Tandy Corporation                                 15,134         16,719    0.1
                                                                                          -----------    -----------  ------
                                                                                               20,187         26,300    0.2

              Consumer--              175    Dell Computer Corporation                          5,463          7,153    0.1
              Electronics

              Consumer Products       600    The Dial Corporation                              13,580         20,625    0.2

              Cruise Lines            225    Royal Caribbean Cruises Ltd.                       5,670          8,775    0.1

              Data Processing         215    Keane, Inc.                                        8,773          4,582    0.0

              Drugs                   150    Centocor, Inc.                                     5,861          5,541    0.0

              Electronics             150    General Electric Company                          13,306         16,594    0.1
                                      187    Intel Corporation                                 22,358         22,230    0.2
                                                                                          -----------    -----------  ------
                                                                                               35,664         38,824    0.3

              Entertainment           900    Premier Parks Inc.                                15,759         33,525    0.3
                                       75    The Walt Disney Company                            2,619          2,334    0.0
                                                                                          -----------    -----------  ------
                                                                                               18,378         35,859    0.3

              Financial               300    Associates First Capital Corporation
              Services                       (Class A)                                         10,330         13,500    0.1
                                      112    Morgan Stanley Dean Witter & Co.                  10,077         11,193    0.1
                                      270    Providian Financial Corporation                   10,541         29,700    0.2
                                                                                          -----------    -----------  ------
                                                                                               30,948         54,393    0.4

              Financial Services      375    Household International, Inc.                     16,366         17,109    0.1
              --Consumer

              Foods                   450    Keebler Foods Company                             11,349         16,425    0.1

              Household Products      262    Colgate-Palmolive Company                         23,417         24,104    0.2

              Information              75    Unisys Corporation                                 2,276          2,077    0.0
              Processing



Merrill Lynch Asset Income Fund, Inc., March 31, 1999



SCHEDULE OF INVESTMENTS (continued)                                                                            (in US dollars)
                                    Shares                                                                          Percent of
COUNTRY       Industries             Held             Common Stocks                           Cost         Value    Net Assets
United        Insurance               150    American International Group, Inc.           $    17,816    $    18,094    0.1%
States                                262    The Equitable Companies Incorporated              12,527         18,340    0.2
(concluded)                                                                               -----------    -----------  ------
                                                                                               30,343         36,434    0.3

              Laser Systems &         100    Uniphase Corporation                               9,782         11,475    0.1
              Components

              Machine Tools           375    Ingersoll-Rand Company                            14,942         18,609    0.1
              & Machinery

              Machinery               112    Case Corporation                                   3,023          2,842    0.0

              Machinery &              75    Sundstrand Corporation                             3,859          5,213    0.0
              Equipment

              Manufacturing           235    Tyco International Ltd.                           13,512         16,861    0.1

              Medical Technology      225    Johnson & Johnson                                 18,474         21,080    0.2

              Metals                  300    Alcoa Inc.                                        11,699         12,356    0.1

              Natural Gas             262    Enron Corporation                                 11,758         16,834    0.1

              Oil--Integrated         150    Mobil Corporation                                 11,996         13,200    0.1

              Oil Services            150    Schlumberger Limited                               7,884          9,028    0.1

              Petroleum               360    Unocal Corporation                                12,079         13,253    0.1

              Pharmaceutical          225    American Home Products Corporation                13,387         14,681    0.1
              --Diversified

              Pharmaceuticals         450    Bristol-Myers Squibb Company                      22,936         28,941    0.2
                                      150    Cardinal Health, Inc.                             11,082          9,900    0.1
                                      150    Pfizer Inc.                                       19,539         20,813    0.2
                                                                                          -----------    -----------  ------
                                                                                               53,557         59,654    0.5

              Radio & Television      750    Capstar Broadcasting Corporation (Class A)        13,312         17,203    0.1

              Retail--Specialty       350    Lowe's Companies, Inc.                            12,062         21,175    0.2

              Retail--Stores           74    Best Buy Co., Inc.                                 3,480          3,848    0.0
                                      150    Dayton Hudson Corporation                          9,861          9,994    0.1
                                      400    Rite Aid Corporation                              15,153         10,000    0.1
                                      262    Safeway Inc.                                      11,462         13,444    0.1
                                      225    Wal-Mart Stores, Inc.                             13,331         20,742    0.1
                                                                                          -----------    -----------  ------
                                                                                               53,287         58,028    0.4

              Savings & Loan          600    GreenPoint Financial Corp.                        19,372         20,850    0.2
              Associations

              Scientific Equipment    110    Millipore Corporation                              2,219          2,654    0.0

              Semiconductors          240    Motorola, Inc.                                    12,446         17,580    0.1

              Services                300    Quintiles Transnational Corp.                     14,071         11,250    0.1

              Telecommunications      350    AT&T Corp.                                        17,468         27,888    0.2
                                      200    GTE Corporation                                   10,704         12,100    0.1
                                      150    Lucent Technologies Inc.                          16,564         16,163    0.1
                                      375    MCI WorldCom Inc.                                 17,163         33,188    0.3
                                                                                          -----------    -----------  ------
                                                                                               61,899         89,339    0.7

              Tobacco                 200    Philip Morris Companies Inc.                       9,369          7,038    0.1

              Utilities--             275    Ameritech Corporation                             13,859         15,916    0.1
              Communication

              Utilities--             150    PECO Energy Company                                5,119          6,938    0.0
              Electric                225    Public Service Enterprise Group
                                             Incorporated                                       8,735          8,592    0.1
                                                                                          -----------    -----------  ------
                                                                                               13,854         15,530    0.1

              Waste Management        262    Waste Management, Inc.                            12,362         11,626    0.1

              Wireless                300    American Tower Corporation (Class A)               7,500          7,350    0.1
              Communication
              Equipment

                                             Total Common Stocks in the
                                             United States                                    887,076      1,106,642    8.4

                                             Total Investments in Common Stocks             1,839,793      2,077,973   15.8


                                 Face
                                Amount              Fixed-Income Securities
Germany       Foreign     Euro    470,000    BundesObligation, 4.75% due 11/20/2001           570,167        529,814    4.0
              Government          340,307    Bundesrepublik Deutschland, 4.75% due
              Obligations                    7/04/2008                                        429,492        388,879    3.0
                                  220,000    Deutschland Republic, 4.75% due 7/04/2028        260,034        229,447    1.8

                                             Total Fixed-Income Securities in Germany       1,259,693      1,148,140    8.8


Japan         Foreign     YEN  17,500,000    Japan-207, 0.90% due 12/22/2008                  135,121        136,259    1.0
              Government
              Obligations

                                             Total Fixed-Income Securities in Japan           135,121        136,259    1.0


New Zealand   Foreign     NZ$     600,000    Interamerican Development Bank, 5.75% due
              Government                     4/15/2004                                        322,478        314,370    2.4
              Obligations

                                             Total Fixed-Income Securities in
                                             New Zealand                                      322,478        314,370    2.4


United        Foreign     Pound   160,000    United Kingdom Treasury Gilt, 7.25% due
Kingdom       Government  Sterling           12/07/2007                                       300,321        306,188    2.3
              Obligations

                                             Total Fixed-Income Securities in the
                                             United Kingdom                                   300,321        306,188    2.3


United        US                             Federal National Mortgage Association:
States        Government  US$   1,240,000     5.625% due 3/15/2001                          1,243,245      1,249,498    9.5
              Agency              930,000     5.75% due 4/15/2003                             934,686        937,989    7.2
              Obligations       1,510,000     5.75% due 2/15/2008                           1,501,712      1,500,562   11.4
                                                                                          -----------    -----------  ------
                                                                                            3,679,643      3,688,049   28.1

              US Government     2,465,000    US Treasury Bonds, 6.625% due 2/15/2027        2,843,445      2,717,268   20.7
              Obligations                    US Treasury Notes:
                                  960,000     6% due 8/15/1999                                968,775        964,502    7.4
                                  970,000     5.50% due 2/15/2008                             996,675        980,912    7.5
                                                                                          -----------    -----------  ------
                                                                                            4,808,895      4,662,682   35.6

                                             Total Fixed-Income Securities in the
                                             United States                                  8,488,538      8,350,731   63.7


                                             Total Investments in Fixed-Income
                                             Securities                                    10,506,151     10,255,688   78.2



Merrill Lynch Asset Income Fund, Inc., March 31, 1999



SCHEDULE OF INVESTMENTS (concluded)                                                                            (in US dollars)
                                    Face                                                                            Percent of
COUNTRY                            Amount         Short-Term Securities                       Cost         Value    Net Assets
United        Commercial  US$     564,000    General Electric Capital Corp., 5.08%
States        Paper**                        due 4/01/1999                                $   564,000    $   564,000    4.3%


              Total Investments in Short-Term Securities                                      564,000        564,000    4.3

              Total Investments                                                           $12,909,944     12,897,661   98.3
                                                                                          ===========
              Unrealized Appreciation on Forward Foreign Exchange Contracts***                                11,215    0.1

              Other Assets Less Liabilities                                                                  212,538    1.6
                                                                                                         -----------  ------
              Net Assets                                                                                 $13,121,414  100.0%
                                                                                                         ===========  ======


              Net Asset Value:   Class A--Based on net assets of $395,946 and 38,133
                                          shares outstanding                                             $     10.38
                                                                                                         ===========
                                 Class B--Based on net assets of $10,577,146 and
                                          1,020,139 shares outstanding                                   $     10.37
                                                                                                         ===========
                                 Class C--Based on net assets of $750,889 and
                                          72,387 shares outstanding                                      $     10.37
                                                                                                         ===========
                                 Class D--Based on net assets of $1,397,433 and
                                          134,865 shares outstanding                                     $     10.36
                                                                                                         ===========

             *American Depositary Receipts (ADR).
            **Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.
           ***Forward foreign exchange contracts sold as of March 31, 1999 were as follows:

                                                            Unrealized
              Foreign                   Expiration        Appreciation
              Currency Sold                Date          (Depreciation)

              C$          35,000        May 1999              $   357
              NZ$        575,000        April 1999             (3,369)
              YEN     58,000,000        April 1999             14,227

              Total Unrealized Appreciation on Forward
              Foreign Exchange Contracts--Net
              (US$Commitment--$832,421)                       $11,215
                                                              =======


COMMON STOCK PORTFOLIO CHANGES


For the Quarter Ended March 31, 1999


Additions

ASM Lithography Holding NV
AT&T Corp.
AT&T Corp.-Liberty Media Group (Class A)
ATI Technologies Inc.
America Online, Inc.
American Home Products Corporation
American International Group, Inc.
American Tower Corporation (Class A)
Aracruz Celulose SA (ADR)
The Bank of Tokyo-Mitsubishi, Ltd.
Best Buy Co., Inc.
British Telecommunications PLC
Cable & Wireless PLC
Cardinal Health, Inc.
Centocor, Inc.
Colgate-Palmolive Company
Companhia Vale do Rio Doce SA 'A'
  (Preferred)
The Daimaru, Inc.
Dayton Hudson Corporation
Delphi Automotive Systems Corporation
Domatar, Inc.
Eaton Corporation
Elan Corporation PLC (ADR)
Embratel Participacoes SA (ADR)
Energis PLC
Fuji Photo Film (ADR)
Honda Motor Co., Ltd. (ADR)
Household International, Inc.
Ito-Yokado Co., Ltd. (ADR)
Lucent Technologies Inc.
Morgan Stanley Dean Witter & Co.
NEC Corporation
Nippon Sheet Glass Company, Ltd.
Oracle Corporation
Pfizer Inc.
Pharmacia & Upjohn, Inc.
Philip Morris Companies Inc.
Samsung Electronics Co., Ltd.
The Sanwa Bank, Ltd.
Sony Corporation (ADR)
The Sumitomo Bank, Ltd.
Sundstrand Corporation
TDK Corporation (ADR)
Tandy Corporation
TeleWest Communications PLC
Telecomunicacoes Brasileiras SA-Telebras
  (Preferred Block) (ADR)
Toshiba Corporation
Toyota Motor Corporation (ADR)
Uniphase Corporation
Unisys Corporation
Vodafone Group PLC
Volvo AB 'B'
The Walt Disney Company
Wells Fargo Company



Deletions

3Com Corporation
Allmerica Financial Corporation
BMC Software, Inc.
Banca di Roma
Beckman Coulter Inc.
Bethlehem Steel Corporation
The Black & Decker Corporation
British Aerospace PLC
Burlington Northern Santa Fe Corp.
COMPAQ Computer Corporation
El Paso Energy Corporation
Federal-Mogul Corporation
First Union Corporation
Fox Entertainment Group, Inc. (Class A)
GenCorp Inc.
HEALTHSOUTH Corporation
Heller Financial, Inc.
Kimberly-Clark Corporation
LucasVarity PLC
Mattel, Inc.
Micron Technology, Inc.
Morton International, Inc.
Nabisco Holdings Corp. (Class A)
Nestle SA (Registered Shares)
Novartis AG (Registered Shares)
Orion-Yhtyma OY 'B'
Spectra-Physics AB 'A'
Tele-Communications, Inc. (Class A)
Tele-Communications TCI Ventures Group
  (Class A)
Texas Utilities Company
UNUM Corporation
USX-U.S. Steel Group
Valora Holding AG
Warner-Lambert Company
World Color Press, Inc.



Merrill Lynch Asset Income Fund, Inc., March 31, 1999



OFFICERS AND DIRECTORS

Terry K. Glenn, President and Director
Joe Grills, Director
Walter Mintz, Director
Robert S. Salomon Jr., Director
Melvin R. Seiden, Director
Stephen B. Swensrud, Director
Arthur Zeikel, Director
Thomas R. Robinson, Senior Vice President
   and Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Barbara G. Fraser, Secretary

Custodian
The Chase Manhattan Bank
4 MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800)637-3863


Gerald M. Richard, Treasurer and Norman R. Harvey, Senior Vice President of Merrill Lynch Asset Income Fund, Inc. have recently retired. Their colleagues at Merrill Lynch Asset Management, L.P. join the Fund's Board of Directors in wishing Mr. Richard and Mr. Harvey well in their retirements.